Earnings per Common Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings per Common Share	Earnings per Common Share
We present basic and diluted earnings per share. Basic earnings per share is calculated by dividing the net income (loss) by the weighted average number of common shares outstanding. Diluted earnings per share reflect the potential dilution that would occur if all “in the money” securities to issue common shares were exercised.
The following schedule summarizes the information used to compute earnings per common share for the years ended December 31, 2020, 2019 and 2018:

(in thousands, except per share data)	2020	2019	2018
Net income (loss)	$359,188	$(41,455)	$190,380

Weighted average number of common shares used to compute basic net income per common share	228,427	226,777	226,640
Dilutive effect of stock options and restrictive stock units	3,350	—	4,613
Dilutive effect of outstanding warrants	2,437	—	2,203
Weighted average number of common shares used to compute diluted net income per common share	234,214	226,777	233,456
Outstanding options and awards having no dilutive effect, not included in above calculation	11	107	272
Outstanding warrants having no dilutive effect, not included in above calculation	26,438	32,938	35,939

Basic earnings (loss) per common share	$1.57	$(0.18)	$0.84
Diluted earnings (loss) per common share	$1.53	$(0.18)	$0.82
For purposes of considering the 2027 Notes in determining diluted earnings (loss) per common share, only an excess of the conversion value over the principal amount would have a dilutive impact using the treasury stock method. Since the 2027 Notes were out of the money and anti-dilutive during the period from December 17, 2020 through December 31, 2020, they were excluded from the diluted earnings (loss) per common share calculation in 2020.
Due to the net loss for the year ended December 31, 2019, stock options and restricted stock units representing approximately 3.9 million weighted-average shares of common stock and warrants representing 1.7 million shares of common stock were excluded from the computation of diluted net loss because the impact would have been antidilutive.